Note 13 - Income Taxes (Details) - Income Tax Expense - USD ($) $ in Thousands	5 Months Ended			12 Months Ended
	May. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ (87)	$ 262	$ 227
State	(24)	74	64
Total current	(111)	336	291
Deferred:
Federal	1,393	3,753	3,554
State	329	813	1,351
Total deferred	1,722	4,566	4,905
Change in valuation allowance	0	0	(19,602)	$ 0	$ 0	$ (19,602)
Income tax expense (benefit)	$ 1,611	$ 4,902	$ (14,406)	$ 1,611	$ 4,902	$ (14,406)